SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

The Condensed Consolidated Financial Statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting.

The Condensed Consolidated Financial Statements of Mondee Holdings, Inc. as of September 30, 2022 and accompanying notes are unaudited. The Condensed Consolidated Balance Sheet as of December 31, 2021, included herein was derived from the audited consolidated financial statements of Legacy Mondee as of that date. Certain information and note disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. As such, the information included herein should be read in conjunction with the consolidated financial statements and accompanying notes of Legacy Mondee as of and for the year ended December 31, 2021 included in the registration statement Form S-1 declared effective by the SEC on October 12, 2022, which provides a more complete discussion of the Company’s accounting policies and certain other information. The Condensed Consolidated Financial Statements were prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for a fair statement of the Company’s financial position as of September 30, 2022 and the results of operations for the three and nine months ended September 30, 2022 and 2021 and the results of cash flows for the nine months ended September 30, 2022 and 2021. The results of operations for the three and nine months ended September 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

Consolidations

The Condensed Consolidated Financial Statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting.

Use of estimates

Use of estimates

The preparation of the Condensed Consolidated Financial Statements and related disclosures in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the amounts reported in the Condensed Consolidated Financial Statements and accompanying notes. We base our estimates on historical experience and on various other factors we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the useful lives of property and equipment, revenue recognition, the determination of the incremental borrowing rate used for operating lease liabilities, allowances for doubtful accounts and customer chargebacks, the valuation of financial instruments, including the fair value of share-based awards, redeemable preferred stock, warrant liabilities, earn-outs issued in connection with the business combination, acquisition purchase price allocations, the valuation of intangible and other long-lived assets, income taxes, impairment of goodwill and indefinite life intangibles, capitalization of software development costs, and other contingencies.

The COVID-19 pandemic has created and may continue to create significant uncertainty in macroeconomic conditions, which may cause further business disruptions and adversely impact our results of operations. As a result, many of our estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, our estimates may change materially in future periods.

Use of estimates

The preparation of consolidated financial statements and related disclosures in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. We base our estimates on historical experience and on various other factors we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the useful lives of property and equipment, revenue recognition, allowances for doubtful accounts and customer chargebacks, the valuation of financial instruments, acquisition purchase price allocations, the valuation of intangible and other long- lived assets, income taxes, impairment of goodwill and indefinite life intangibles, capitalization of software development costs, and other contingencies.

The COVID-19 pandemic has created and may continue to create significant uncertainty in macroeconomic conditions, which may cause further business disruptions and adversely impact our results of operations. As a result, many of our estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, our estimates may change materially in future periods.

Certain risks and concentrations

Certain risks and concentrations

Our business is subject to certain risks and concentrations including dependence on relationships with travel suppliers, primarily airlines, dependence on third-party technology providers, exposure to risks associated with online commerce security and payment related fraud. We also rely on global distribution system partners and third-party service providers for certain fulfillment services.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. Significant customers are those that represent more than 10% of the Company’s total revenue or total accounts receivable and contract assets. As of September 30, 2022, two customers accounted for 23% of total accounts receivable and contract assets. The Company’s cash and cash equivalents are on deposit with major financial institutions. Such deposits may be in excess of insured limits. The Company believes that the financial institutions that hold the Company’s cash are financially sound, and accordingly, minimum credit risk exists with respect to these balances. The Company has not experienced any losses due to institutional failure or bankruptcy. The Company performs credit evaluations of its customers and generally does not require collateral for sales on credit. The Company’s accounts receivable comprises of amounts due from affiliates, airline companies and global distribution system companies which are well established institutions that the Company believes to be of high quality. The Company reviews accounts receivable balances to determine if any receivables will potentially be uncollectible and includes any amounts that are determined to be uncollectible in the allowance for doubtful accounts.

Deferred offering costs

Deferred offering costs, which consist of direct incremental legal, consulting, and accounting fees and printer costs relating to an anticipated public offering, were capitalized and recorded against proceeds upon the consummation of the offering. After the consummation of the Business Combination, costs allocated to equity-classified instruments are recorded as a reduction to additional paid-in capital. Costs allocated to liability-classified instruments are expensed.

Stock-based compensation

Stock-based compensation expense related to restricted stock units (“RSUs) and stock options (“Options”) is recognized based on grant date fair value on a straight-line basis over the respective requisite service periods and forfeitures are accounted for when they occur. For RSUs with market and service conditions, these vest over the derived service period and are subject to graded vesting. The market condition for these awards will be met and one-third of the RSU will vest if the Class A Common Stock price reaches or exceeds a volume-weighted average price of $12.50, $15.00 and $18.00 for any 20 days within any 30 days trading period.

The fair value on the grant date of the restricted stock units is determined based on the number of units granted and the quoted price of the Company’s common stock. The fair value of employee stock options is determined using the Black-Scholes model, which requires the use of a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends. The stock-based compensation expense for RSUs and options are recognized on a straight-line basis over the requisite service period which is generally one to three years and one to two years, respectively.

Derivatives

The Company accounts for derivative financial instruments as either equity or liabilities in accordance with ASC Topic 815, Derivatives and Hedging, or ASC 815, based on the characteristics and provisions of each instrument. Embedded derivatives are required to be bifurcated from the host instruments and recorded at fair value if the derivatives are not clearly and closely related to the host instruments on the date of issuance. Derivative instrument liabilities are classified in the condensed consolidated balance sheets as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

The Company accounts for warrants as equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480 Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Class A Common Stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each reporting date while the warrants are outstanding.

Redeemable preferred stock

The Redeemable Preferred Stock is redeemable at the option of the holder at the fifth year of anniversary of the issuance and at any point in time by the Company. In accordance with ASC 480, Distinguishing Liabilities from Equity, the Redeemable Preferred Stock is classified as temporary equity, as any event that is outside the Company’s control (regardless of probability) could trigger the security to become redeemable outside the Company’s control.

Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss attributable to common stockholders is computed by adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, including potential dilutive common shares assuming the dilutive effect of common stock equivalents.Potential common shares from stock options, unvested restricted stock units, earnout awards and common stock warrants are computed using the treasury stock method. Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued.

As the Merger has been accounted for as a reverse recapitalization, the consolidated financial statements of the merged entity reflect the continuation of Mondee Holdings, Inc. financial statements; Mondee Holdings, Inc. equity has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, ITHAX. As a result, net loss per share was also retrospectively adjusted for periods ended prior to the Merger. See Note 3 for details of this recapitalization and Note 17 for discussions of the retrospective adjustment of net loss per share

Certain risks and concentrations

Our business is subject to certain risks and concentrations including dependence on relationships with travel suppliers, primarily airlines, dependence on third-party technology providers, exposure to risks associated with online commerce security and payment related fraud. We also rely on global distribution system partners and third-party service providers for certain fulfillment services.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, and accounts receivable. The Company does not consider there to be significant concentration of credit risk relating to accounts receivables. The Company’s cash and cash equivalents and restricted cash are on deposit with major financial institutions. Such deposits may be in excess of insured limits. The Company believes that the financial institutions that hold the Company’s cash are financially sound, and accordingly, minimum credit risk exists with respect to these balances. The Company has not experienced any losses due to institutional failure or bankruptcy. The Company performs credit evaluations of its customers and generally does not require collateral for sales on credit. The Company’s accounts receivable comprise of amounts due from affiliates, airline companies and global distribution system companies which are well established institutions that the Company believes to be of high quality. The Company reviews accounts receivable balances to determine if any receivables will potentially be uncollectible and includes any amounts that are determined to be uncollectible in the allowance for doubtful accounts.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

On January 1, 2022, the Company adopted Financial Accounting Standards Board (“FASB”) ASU No. 2016-02, Leases (Topic 842), which requires recognition of right-of-use (“ROU”) assets and lease liabilities for most leases on the Company’s Condensed Consolidated Balance Sheet. The Company adopted Topic 842 using a modified retrospective transition approach as of the effective date as permitted by the amendments in ASU 2018-11. As a result, the Company was not required to adjust its comparative periods’ financial information for effects of the standard or make the new required lease disclosures for the periods before the date of adoption (i.e., January 1, 2022). The Company elected the package of practical expedients which allowed the Company not to reassess (1) whether existing or expired contracts, as of the adoption date, contain leases, (2) the lease classification for existing leases, and (3) whether existing initial direct costs meet the new definition. The Company also elected the practical expedient to not separate lease and non-lease components for its facility leases. The Company notes that adopting the new standard resulted in recording a lease liability and right- of-use asset associated with the Company’s facility lease agreement totaling $2,282 and $2,200, respectively, as of January 1, 2022.

In August 2020, the FASB issued ASU No. 2020-06, “Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for the Company for fiscal years beginning after December 31, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020 and adoption must be as of the beginning of the Company’s annual fiscal year. The Company adopted ASU 2020-06 beginning with our fiscal year starting on January 1, 2022 with no impact on its Condensed Consolidated Financial Statements.

Recently adopted accounting policies

In August 2018, the FASB issued ASU 2018-15, Intangibles — Goodwill and Other — Internal Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The intent of this pronouncement is to align the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software as defined in ASC 350-40. Under ASU 2018-15, the capitalized implementation costs related to a cloud computing arrangement will be amortized over the term of the arrangement and all capitalized implementation amounts will be required to be presented in the same line items of the Consolidated financial statements as the related hosting fees. ASU 2018-15 is effective for public and private companies’ fiscal years beginning after December 15, 2019, and December 15, 2020, respectively, and interim periods within those fiscal years, with early adoption permitted. The Company adopt ASU 2018-15 under the private company transition guidance as of January 1, 2021. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” or ASU No. 2016-13. The amendments in ASU No. 2016-13 introduce an approach based on expected losses to estimated credit losses on certain types of financial instruments, modify the impairment model for available-for-sale debt securities and provide for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new standard requires financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company January 1, 2023, with early application permitted. The Company is evaluating the impact of adopting this new accounting guidance on its Condensed Consolidated Financial Statements.